BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Astronics Corp.
(a)
................... 7,550 $ 59,343
Axon Enterprise, Inc.
(a)
............... 1,211 140,173
Curtiss-Wright Corp. ................. 11,138 1,549,964
Moog, Inc., Class A ................. 765 53,818
1,803,298
Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A
(a)
............. 11,859 818,034
Airlines — 0.2%
JetBlue Airways Corp.
(a)
.............. 32,015 212,259
Auto Components — 1.0%
Adient plc
(a)
....................... 5,343 148,268
Cooper-Standard Holdings, Inc.
(a)
........ 9,348 54,592
Dana, Inc. ........................ 4,147 47,400
Fox Factory Holding Corp.
(a)(b)
.......... 4,164 329,289
Goodyear Tire & Rubber Co. (The)
(a)
...... 40,460 408,242
Lear Corp. ....................... 661 79,115
Visteon Corp.
(a)
.................... 2,333 247,438
1,314,344
Automobiles — 0.2%
Thor Industries, Inc.
(b)
................ 2,929 204,972
Winnebago Industries, Inc. ............ 816 43,419
248,391
Banks — 5.9%
1st Source Corp. ................... 468 21,668
Bank of Hawaii Corp.
(b)
............... 16,901 1,286,504
Bank OZK
(b)
...................... 5,200 205,712
BankFinancial Corp. ................. 3,298 31,199
Bar Harbor Bankshares .............. 2,403 63,728
Capital City Bank Group, Inc. ........... 738 22,959
Customers Bancorp, Inc.
(a)(b)
........... 817 24,085
East West Bancorp, Inc. .............. 8,104 544,103
Farmers National Banc Corp. ........... 426 5,576
FB Financial Corp.
(b)
................. 4,121 157,463
First Business Financial Services, Inc. ..... 899 29,047
First Northwest Bancorp .............. 1,086 17,485
FNCB Bancorp, Inc. ................. 2,151 16,154
Hancock Whitney Corp. .............. 12,362 566,303
Heartland Financial USA, Inc. .......... 10,813 468,852
HomeTrust Bancshares, Inc.
(b)
.......... 1,946 43,007
Horizon Bancorp, Inc. ................ 2,980 53,521
Independent Bank Corp. .............. 39,082 746,466
Lakeland Bancorp, Inc. ............... 4,415 70,684
Mercantile Bank Corp. ............... 2,127 63,193
Midland States Bancorp, Inc. ........... 11,911 280,742
MidWestOne Financial Group, Inc. ....... 162 4,421
Northrim BanCorp , Inc. ............... 877 36,448
Oak Valley Bancorp ................. 545 9,739
OceanFirst Financial Corp.
(b)
........... 8,581 159,950
Origin Bancorp, Inc.
(b)
................ 1,999 76,902
Peapack -Gladstone Financial Corp. ...... 1,544 51,956
Pinnacle Financial Partners, Inc. ......... 19,198 1,556,958
Popular, Inc. ...................... 5,217 375,937
Republic First Bancorp, Inc.
(a)
........... 36,898 104,421
Summit Financial Group, Inc. ........... 2,834 76,348
Towne Bank ...................... 605 16,232
Washington Federal, Inc. .............. 2,094 62,778
Wintrust Financial Corp. .............. 9,559 779,536
8,030,077
Security
Shares
Shares Value
Beverages — 0.6%
Brown-Forman Corp., Class B .......... 1,286 $ 85,609
Primo Water Corp. .................. 58,601 735,443
821,052
Biotechnology — 4.9%
(a)
4D Molecular Therapeutics, Inc. ......... 3,518 28,285
Agenus, Inc. ...................... 20,850 42,743
Akebia Therapeutics, Inc. ............. 41,342 13,072
Alector , Inc.
(b)
..................... 17,077 161,548
Aligos Therapeutics, Inc. .............. 1,131 1,244
Alkermes plc ...................... 4,826 107,765
Allakos , Inc.
(b)
..................... 10,480 64,138
Allogene Therapeutics, Inc. ............ 3,317 35,824
Allovir , Inc.
(b)
...................... 7,773 61,329
ALX Oncology Holdings, Inc. ........... 2,234 21,379
Apellis Pharmaceuticals, Inc. ........... 295 20,149
Applied Molecular Transport, Inc. ........ 10,991 10,696
Arcturus Therapeutics Holdings, Inc. ...... 2,180 32,308
Atara Biotherapeutics , Inc. ............. 7,661 28,959
Atreca , Inc., Class A ................. 21,316 33,466
Beyondspring , Inc. .................. 5,913 5,854
Black Diamond Therapeutics, Inc.
(b)
...... 9,905 16,739
Bluebird Bio, Inc.
(b)
.................. 14,132 89,456
Blueprint Medicines Corp.
(b)
............ 1,988 130,989
Bridgebio Pharma, Inc. ............... 4,000 39,760
Cabaletta Bio, Inc. .................. 1,797 1,168
CareDx , Inc.
(b)
..................... 4,190 71,314
Deciphera Pharmaceuticals, Inc. ........ 22,265 411,903
Denali Therapeutics, Inc.
(b)
............ 4,128 126,688
Dyne Therapeutics, Inc.
(b)
............. 3,092 39,268
Editas Medicine, Inc. ................ 6,654 81,445
Emergent BioSolutions , Inc.
(b)
.......... 7,812 163,974
Exact Sciences Corp. ................ 2,253 73,200
Exelixis , Inc. ...................... 29,426 461,400
Fate Therapeutics, Inc. ............... 6,278 140,690
Foghorn Therapeutics, Inc. ............ 3,141 26,950
Forma Therapeutics Holdings, Inc. ....... 18,804 375,140
Frequency Therapeutics, Inc. ........... 5,874 10,514
G1 Therapeutics, Inc. ................ 2,165 27,041
Halozyme Therapeutics, Inc.
(b)
.......... 2,747 108,616
Heron Therapeutics, Inc. .............. 12,003 50,653
Impel Pharmaceuticals, Inc. ............ 2,621 12,764
Infinity Pharmaceuticals, Inc. ........... 4,864 5,788
Inhibrx , Inc. ....................... 1,435 25,758
Inozyme Pharma, Inc. ................ 2,036 5,457
Intercept Pharmaceuticals, Inc. ......... 3,036 42,352
Ironwood Pharmaceuticals, Inc.
(b)
........ 2,769 28,687
Karyopharm Therapeutics, Inc. .......... 25,342 138,367
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 14,830 190,417
Kodiak Sciences, Inc. ................ 20,775 160,799
Kronos Bio, Inc. .................... 45,468 152,318
MacroGenics , Inc. .................. 14,283 49,419
Metacrine , Inc. .................... 4,751 2,304
Mirum Pharmaceuticals, Inc. ........... 3,253 68,346
Neurocrine Biosciences, Inc. ........... 3,019 320,648
NextCure , Inc. ..................... 10,077 27,712
Olema Pharmaceuticals, Inc.
(b)
.......... 21,973 60,646
Oncorus , Inc. ..................... 1,319 1,121
Passage Bio, Inc. ................... 5,948 7,435
PhaseBio Pharmaceuticals, Inc. ......... 6,971 1,227
Poseida Therapeutics, Inc.
(b)
........... 11,293 39,864
Precision BioSciences , Inc. ............ 7,908 10,280
PTC Therapeutics, Inc. ............... 2,138 107,328
Puma Biotechnology, Inc. ............. 2,139 5,069
Quince Therapeutics, Inc. ............. 3,368 4,479
Recursion Pharmaceuticals, Inc., Class A ... 7,096 75,501

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Relay Therapeutics, Inc. .............. 3,483 $ 77,915
Rocket Pharmaceuticals, Inc. ........... 5,652 90,206
Sangamo Therapeutics, Inc. ........... 36,151 177,140
Scholar Rock Holding Corp. ............ 5,582 38,683
Silverback Therapeutics, Inc. ........... 5,929 31,305
Solid Biosciences, Inc. ............... 5,787 2,700
Sorrento Therapeutics, Inc. ............ 11,700 18,369
Spruce Biosciences, Inc. .............. 420 575
SQZ Biotechnologies Co. ............. 601 1,370
Sutro Biopharma, Inc. ................ 8,905 49,423
Taysha Gene Therapies, Inc. ........... 11,712 22,604
Ultragenyx Pharmaceutical, Inc. ......... 14,198 587,939
United Therapeutics Corp. ............. 1,332 278,894
UroGen Pharma Ltd. ................ 1,267 10,541
Verve Therapeutics, Inc. .............. 806 27,686
Vincerx Pharma, Inc. ................ 5,103 7,042
Vir Biotechnology, Inc. ............... 29,488 568,529
Voyager Therapeutics, Inc. ............ 5,369 31,785
X4 Pharmaceuticals, Inc. .............. 5,307 9,075
6,691,534
Building Products — 3.3%
AO Smith Corp. .................... 15,995 777,037
Builders FirstSource , Inc.
(a)
............ 10,798 636,218
Caesarstone Ltd. ................... 10,845 100,967
Fortune Brands Home & Security, Inc.
(b)
.... 17,043 915,039
Owens Corning
(b)
................... 21,711 1,706,702
UFP Industries, Inc. ................. 3,906 281,857
4,417,820
Capital Markets — 2.9%
Carlyle Group, Inc. (The) .............. 23,850 616,284
Cboe Global Markets, Inc. ............. 8,906 1,045,297
Jefferies Financial Group, Inc. .......... 30,458 898,511
MarketAxess Holdings, Inc. ............ 989 220,043
Raymond James Financial, Inc. ......... 199 19,665
Stifel Financial Corp. ................ 20,730 1,076,094
3,875,894
Chemicals — 2.2%
Ashland, Inc. ...................... 305 28,966
Avient Corp. ...................... 16,038 485,952
CF Industries Holdings, Inc.
(b)
........... 4,363 419,939
Ginkgo Bioworks Holdings, Inc.
(a)
........ 34,326 107,097
HB Fuller Co. ..................... 1,844 110,824
Huntsman Corp. ................... 19,813 486,211
Ingevity Corp.
(a)
.................... 362 21,948
Livent Corp.
(a)(b)
.................... 10,385 318,300
Mosaic Co. (The)
(b)
.................. 2,207 106,664
Valvoline, Inc. ..................... 1,744 44,193
Westlake Corp. .................... 9,451 821,103
2,951,197
Commercial Services & Supplies — 0.9%
Tetra Tech, Inc. .................... 9,332 1,199,442
Communications Equipment — 1.4%
Applied Optoelectronics, Inc.
(a)(b)
......... 3,265 8,881
Calix, Inc.
(a)
....................... 4,026 246,149
Juniper Networks, Inc. ............... 57,616 1,504,930
Lumentum Holdings, Inc.
(a)
............ 1,830 125,483
1,885,443
Construction & Engineering — 1.8%
MasTec , Inc.
(a)(b)
.................... 12,974 823,849
Matrix Service Co.
(a)
................. 18,613 77,058
Security
Shares
Shares Value
Construction & Engineering (continued)
Valmont Industries, Inc.
(b)
............. 5,826 $ 1,564,980
2,465,887
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 21,721 604,495
Encore Capital Group, Inc.
(a)
........... 602 27,379
Enova International, Inc.
(a)
............. 1,077 31,524
LendingClub Corp.
(a)
................. 7,013 77,494
LendingTree , Inc.
(a)
.................. 6,200 147,932
Navient Corp. ..................... 2,356 34,610
923,434
Containers & Packaging — 0.3%
Greif, Inc., Class A .................. 7,017 418,003
Sonoco Products Co. ................ 977 55,425
473,428
Diversified Consumer Services — 0.9%
H&R Block, Inc. .................... 7,351 312,712
Laureate Education, Inc. .............. 18,376 193,867
Service Corp. International ............ 13,402 773,831
1,280,410
Diversified Financial Services — 1.2%
Voya Financial, Inc. ................. 27,614 1,670,647
Diversified Telecommunication Services — 0.6%
(a)
Bandwidth, Inc., Class A .............. 5,773 68,699
EchoStar Corp., Class A .............. 24,156 397,849
Iridium Communications, Inc. ........... 6,566 291,334
Ooma , Inc. ....................... 858 10,553
768,435
Electric Utilities — 1.1%
Portland General Electric Co. ........... 33,380 1,450,695
Electrical Equipment — 1.1%
Atkore , Inc.
(a)
...................... 3,566 277,471
Hubbell, Inc. ...................... 615 137,145
nVent Electric plc ................... 1,543 48,774
Regal Rexnord Corp.
(b)
............... 3,508 492,383
SunPower Corp.
(a)(b)
................. 9,328 214,917
Sunrun , Inc.
(a)
..................... 14,177 391,143
1,561,833
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(a)
.............. 188 17,332
Avnet, Inc. ....................... 14,223 513,735
Itron , Inc.
(a)
....................... 12,187 513,195
ScanSource , Inc.
(a)(b)
................. 5,047 133,291
TD SYNNEX Corp. .................. 3,533 286,844
1,464,397
Energy Equipment & Services — 0.9%
Borr Drilling Ltd.
(a)
.................. 4,568 15,166
Nabors Industries Ltd.
(a)
.............. 171 17,348
Newpark Resources, Inc.
(a)
............ 12,441 31,351
Oceaneering International, Inc.
(a)
........ 13,169 104,825
Patterson-UTI Energy, Inc. ............ 47,619 556,190
ProPetro Holding Corp.
(a)(b)
............ 13,627 109,698
Schlumberger NV .................. 7,807 280,271
TechnipFMC plc
(a)
.................. 11,017 93,204
1,208,053
Entertainment — 0.0%
(a)
Gaia, Inc. ........................ 1,999 4,858
Lions Gate Entertainment Corp., Class A ... 5,736 42,618
47,476

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 7.7%
Acadia Realty Trust ................. 717 $ 9,048
American Homes 4 Rent, Class A ........ 40,816 1,339,173
Ashford Hospitality Trust, Inc.
(a)
......... 6,542 44,551
Braemar Hotels & Resorts, Inc. ......... 41,320 177,676
Brixmor Property Group, Inc. ........... 88,472 1,634,078
CubeSmart ....................... 29,286 1,173,197
EastGroup Properties, Inc. ............ 6,190 893,465
Equity LifeStyle Properties, Inc. ......... 15,311 962,143
First Industrial Realty Trust, Inc. ......... 33,991 1,523,137
Highwoods Properties, Inc. ............ 20,170 543,783
Lamar Advertising Co., Class A ......... 1,903 156,978
Park Hotels & Resorts, Inc. ............ 19,899 224,063
Regency Centers Corp. .............. 32,308 1,739,786
10,421,078
Food & Staples Retailing — 0.1%
Andersons, Inc. (The) ................ 363 11,264
Performance Food Group Co.
(a)
......... 3,369 144,698
155,962
Food Products — 0.7%
Bunge Ltd. ....................... 3,222 266,041
Flowers Foods, Inc. ................. 13,714 338,599
Ingredion, Inc. ..................... 2,072 166,837
Kellogg Co. ....................... 474 33,019
Pilgrim's Pride Corp.
(a)
............... 611 14,065
Vital Farms, Inc.
(a)
.................. 12,849 153,802
972,363
Health Care Equipment & Supplies — 1.7%
(a)
Accuray , Inc. ...................... 14,628 30,426
Bausch + Lomb Corp.
(b)
............... 15,971 244,995
Butterfly Network, Inc., Class A .......... 6,912 32,486
Eargo , Inc. ....................... 15,054 15,807
Globus Medical, Inc., Class A ........... 12,488 743,910
Heska Corp. ...................... 399 29,095
Integra LifeSciences Holdings Corp.
(b)
..... 3,055 129,410
Merit Medical Systems, Inc. ............ 8,359 472,367
Neogen Corp. ..................... 954 13,327
Nevro Corp. ...................... 1,391 64,821
Novocure Ltd. ..................... 4,136 314,253
NuVasive , Inc. ..................... 1,636 71,673
Omnicell , Inc. ..................... 396 34,464
Tactile Systems Technology, Inc. ........ 6,673 51,983
Tandem Diabetes Care, Inc. ........... 867 41,486
Varex Imaging Corp. ................. 2,720 57,501
2,348,004
Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.
(a)
............... 4,847 83,126
Accolade, Inc.
(a)(b)
................... 7,153 81,687
AMN Healthcare Services, Inc.
(a)
......... 3,835 406,357
Brookdale Senior Living, Inc.
(a)
.......... 5,001 21,354
CareMax , Inc.
(a)(b)
................... 4,418 31,324
Ensign Group, Inc. (The)
(b)
............. 19,570 1,555,815
Henry Schein, Inc.
(a)
................. 2,182 143,510
Invitae Corp.
(a)
..................... 13,946 34,307
LHC Group, Inc.
(a)
.................. 813 133,056
Molina Healthcare, Inc.
(a)(b)
............. 723 238,474
Option Care Health, Inc.
(a)(b)
............ 41,020 1,290,899
Privia Health Group, Inc.
(a)
............. 910 30,995
4,050,904
Health Care Technology — 1.6%
(a)
Allscripts Healthcare Solutions, Inc.
(b)
..... 28,297 430,963
American Well Corp., Class A .......... 57,295 205,689
Evolent Health, Inc., Class A ........... 13,979 502,266
Security
Shares
Shares Value
Health Care Technology (continued)
Health Catalyst, Inc. ................. 13,770 $ 133,569
NextGen Healthcare, Inc. ............. 1,963 34,745
Phreesia , Inc. ..................... 8,419 214,516
Tabula Rasa HealthCare, Inc. .......... 9,711 46,613
Teladoc Health, Inc.
(b)
................ 22,980 582,543
2,150,904
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.
(b)
................ 23,132 1,102,240
Choice Hotels International, Inc.
(b)
........ 6,297 689,647
International Game Technology plc
(b)
...... 8,879 140,288
NeoGames SA
(a)
................... 2,332 30,083
Papa John's International, Inc.
(b)
......... 478 33,465
PlayAGS , Inc.
(a)
.................... 3,494 18,518
Shake Shack, Inc., Class A
(a)(b)
.......... 4,380 197,012
Texas Roadhouse, Inc. ............... 6,746 588,656
Travel + Leisure Co. ................. 41,556 1,417,891
Wendy's Co. (The) .................. 38,550 720,500
Wingstop , Inc.
(b)
.................... 1,533 192,269
5,130,569
Household Durables — 0.2%
GoPro, Inc., Class A
(a)
................ 27,598 136,058
iRobot Corp.
(a)
..................... 715 40,276
PulteGroup, Inc. ................... 795 29,813
206,147
Household Products — 0.3%
Central Garden & Pet Co., Class A
(a)
...... 11,070 378,151
Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp.
(b)
.......... 22,409 732,326
Clearway Energy, Inc. ................ 2,394 69,666
801,992
Insurance — 2.5%
American Financial Group, Inc.
(b)
........ 1,474 181,199
Assured Guaranty Ltd. ............... 1,668 80,815
Bright Health Group, Inc.
(a)
............. 16,307 17,122
Brighthouse Financial, Inc.
(a)
........... 3,319 144,111
Crawford & Co., Class A .............. 1,185 6,802
Hanover Insurance Group, Inc. (The)
(b)
.... 6,897 883,781
Investors Title Co. .................. 60 8,460
Lincoln National Corp. ............... 7,525 330,423
Oscar Health, Inc., Class A
(a)(b)
.......... 17,600 87,824
Reinsurance Group of America, Inc. ...... 8,853 1,113,796
Unum Group ...................... 2,439 94,633
WR Berkley Corp. .................. 6,264 404,529
3,353,495
Interactive Media & Services — 0.2%
(a)
Eventbrite, Inc., Class A .............. 25,884 157,375
Outbrain , Inc. ..................... 9,264 33,813
Vimeo, Inc. ....................... 20,550 82,200
273,388
Internet & Direct Marketing Retail — 0.4%
(a)
1-800-Flowers.com, Inc., Class A ........ 9,365 60,779
Overstock.com, Inc.
(b)
................ 10,556 257,039
RealReal , Inc. (The) ................. 20,219 30,328
Stitch Fix, Inc., Class A
(b)
.............. 30,210 119,329
Wayfair, Inc., Class A ................ 983 31,997
499,472
IT Services — 2.2%
Affirm Holdings, Inc.
(a)
................ 2,379 44,630
Conduent , Inc.
(a)
................... 40,565 135,487
CSG Systems International, Inc. ......... 762 40,295

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
IT Services (continued)
Flywire Corp.
(a)
.................... 7,957 $ 182,693
Genpact Ltd. ...................... 23,121 1,012,006
Hackett Group, Inc. (The) ............. 1,811 32,091
Jack Henry & Associates, Inc.
(b)
......... 250 45,567
Kyndryl Holdings, Inc.
(a)
............... 15,874 131,278
Paysafe Ltd.
(a)
..................... 6,632 9,152
Sabre Corp.
(a)
..................... 9,595 49,414
StoneCo Ltd., Class A
(a)
.............. 96,876 923,228
WEX, Inc.
(a)
....................... 618 78,449
Wix.com Ltd.
(a)(b)
................... 3,555 278,108
2,962,398
Leisure Products — 0.5%
Brunswick Corp. ................... 6,344 415,215
Mattel, Inc.
(a)
...................... 15,149 286,922
702,137
Life Sciences Tools & Services — 1.9%
Berkeley Lights, Inc.
(a)
................ 7,901 22,597
Bruker Corp. ...................... 23,813 1,263,518
Personalis , Inc.
(a)
................... 96,657 287,071
QIAGEN NV
(a)
..................... 5,988 247,185
Repligen Corp.
(a)(b)
.................. 3,866 723,367
Singular Genomics Systems, Inc.
(a)
....... 4,854 12,135
2,555,873
Machinery — 3.6%
Allison Transmission Holdings, Inc. ....... 2,687 90,713
Altra Industrial Motion Corp.
(b)
.......... 2,228 74,905
Astec Industries, Inc. ................ 254 7,922
Desktop Metal, Inc., Class A
(a)(b)
......... 13,412 34,737
Donaldson Co., Inc.
(b)
................ 6,581 322,535
Hurco Cos., Inc.
(b)
.................. 1,060 23,829
Manitowoc Co., Inc. (The)
(a)
............ 7,133 55,281
Oshkosh Corp. .................... 12,290 863,864
Pentair plc ....................... 23,611 959,315
Snap-on, Inc.
(b)
.................... 8,195 1,650,063
Timken Co. (The) ................... 14,074 830,929
4,914,093
Marine — 0.0%
Matson, Inc. ...................... 1,128 69,395
Media — 0.9%
Cardlytics, Inc.
(a)
................... 3,879 36,462
comScore, Inc.
(a)
................... 8,863 14,624
Entravision Communications Corp., Class A . 5,506 21,859
EW Scripps Co. (The), Class A
(a)
........ 1,865 21,018
Interpublic Group of Cos., Inc. (The) ...... 29,963 767,053
News Corp., Class B ................ 17,264 266,211
TEGNA, Inc. ...................... 1,454 30,069
1,157,296
Metals & Mining — 2.2%
Reliance Steel & Aluminum Co. ......... 7,964 1,389,001
Royal Gold, Inc. .................... 2,982 279,771
SSR Mining, Inc. ................... 6,144 90,379
Steel Dynamics, Inc. ................. 18,000 1,277,100
3,036,251
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Corp. ................... 14,590 109,571
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 794 23,764
133,335
Security
Shares
Shares Value
Multiline Retail — 0.2%
Dillard's, Inc., Class A ................ 617 $ 168,293
Kohl's Corp. ...................... 3,463 87,094
Nordstrom, Inc. .................... 1,348 22,552
277,939
Multi-Utilities — 1.1%
Black Hills Corp. ................... 23,066 1,562,260
Oil, Gas & Consumable Fuels — 4.1%
APA Corp. ....................... 2,538 86,774
Ardmore Shipping Corp.
(a)(b)
............ 10,336 94,368
Chesapeake Energy Corp. ............ 5,105 480,942
CNX Resources Corp.
(a)(b)
............. 11,640 180,769
Devon Energy Corp. ................. 9,294 558,848
EOG Resources, Inc.
(b)
............... 8,241 920,767
Marathon Oil Corp. .................. 50,861 1,148,441
Murphy Oil Corp. ................... 1,238 43,541
Ovintiv , Inc. ....................... 14,858 683,468
PBF Energy, Inc., Class A
(a)
............ 8,775 308,529
Scorpio Tankers, Inc. ................ 1,501 63,102
Targa Resources Corp.
(b)
.............. 15,882 958,320
5,527,869
Personal Products — 0.5%
Coty, Inc., Class A
(a)
................. 14,968 94,598
elf Beauty, Inc.
(a)
................... 3,799 142,919
Herbalife Nutrition Ltd.
(a)
.............. 13,943 277,326
Honest Co., Inc. (The)
(a)
.............. 6,818 23,863
Medifast , Inc. ..................... 1,051 113,886
Nature's Sunshine Products, Inc.
(a)
....... 1,667 13,736
Olaplex Holdings, Inc.
(a)
.............. 5,024 47,979
714,307
Pharmaceuticals — 1.5%
Atea Pharmaceuticals, Inc.
(a)
........... 8,116 46,180
Corcept Therapeutics, Inc.
(a)
........... 1,076 27,589
Jazz Pharmaceuticals plc
(a)
............ 3,983 530,894
Nektar Therapeutics
(a)(b)
............... 91,947 294,230
NGM Biopharmaceuticals, Inc.
(a)
......... 17,661 231,006
Perrigo Co. plc .................... 15,085 537,931
Pliant Therapeutics, Inc.
(a)
............. 8,542 178,442
Reata Pharmaceuticals, Inc., Class A
(a)
.... 3,422 85,995
Revance Therapeutics, Inc.
(a)
........... 1,934 52,218
Tricida , Inc.
(a)(b)
.................... 8,280 86,775
2,071,260
Professional Services — 3.0%
ASGN, Inc.
(a)
...................... 7,366 665,666
Booz Allen Hamilton Holding Corp. ....... 7,881 727,810
First Advantage Corp.
(a)
............... 1,237 15,871
Insperity , Inc. ...................... 15,237 1,555,545
KBR, Inc.
(b)
....................... 18,853 814,827
Kelly Services, Inc., Class A
(b)
.......... 5,716 77,681
Kforce , Inc. ....................... 3,199 187,621
Korn Ferry ....................... 736 34,555
Mistras Group, Inc.
(a)
................ 8,655 38,601
4,118,177
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.
(a)
........... 13,337 108,163
Compass, Inc., Class A
(a)
.............. 7,105 16,484
Marcus & Millichap, Inc. .............. 4,948 162,195
Zillow Group, Inc., Class C
(a)
........... 9,842 281,580
568,422
Road & Rail — 0.7%
Covenant Logistics Group, Inc., Class A .... 3,357 96,346
Ryder System, Inc. .................. 1,398 105,535

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Road & Rail (continued)
Schneider National, Inc., Class B ........ 35,612 $ 722,924
924,805
Semiconductors & Semiconductor Equipment — 2.8%
Amkor Technology, Inc. ............... 828 14,117
Entegris , Inc.
(b)
.................... 1,955 162,304
First Solar, Inc.
(a)
................... 1,143 151,184
Lattice Semiconductor Corp.
(a)(b)
......... 8,439 415,283
MaxLinear , Inc.
(a)
................... 4,942 161,208
Photronics , Inc.
(a)
................... 2,185 31,945
Power Integrations, Inc. .............. 3,318 213,414
Semtech Corp.
(a)(b)
.................. 35,982 1,058,231
Silicon Laboratories, Inc.
(a)
............. 12,636 1,559,788
3,767,474
Software — 7.1%
(a)
ACI Worldwide, Inc. ................. 8,509 177,838
Asana, Inc., Class A ................. 3,597 79,961
Avaya Holdings Corp.
(b)
............... 35,041 55,715
Bill.com Holdings, Inc. ............... 2,176 288,037
Box, Inc., Class A ................... 22,925 559,141
BTRS Holdings, Inc., Class A ........... 19,755 182,931
Domo, Inc., Class B ................. 8,567 154,120
Fair Isaac Corp. .................... 730 300,767
LivePerson , Inc. .................... 62,092 584,907
LiveRamp Holdings, Inc. .............. 5,932 107,725
Manhattan Associates, Inc.
(b)
........... 8,314 1,106,011
PagerDuty , Inc.
(b)
................... 33,541 773,791
Paylocity Holding Corp.
(b)
............. 5,586 1,349,466
PROS Holdings, Inc. ................ 1,386 34,234
PTC, Inc. ........................ 176 18,410
Q2 Holdings, Inc. ................... 1,372 44,178
Qualys , Inc. ...................... 2,915 406,322
Rapid7, Inc. ...................... 22,599 969,497
RingCentral, Inc., Class A
(b)
............ 31,799 1,270,688
Sumo Logic, Inc. ................... 7,903 59,273
Tenable Holdings, Inc. ............... 5,274 183,535
UiPath , Inc., Class A ................. 1,791 22,585
Varonis Systems, Inc. ................ 23,240 616,325
Zendesk , Inc. ..................... 3,278 249,456
9,594,913
Specialty Retail — 3.5%
Aaron's Co., Inc. (The) ............... 7,079 68,808
Asbury Automotive Group, Inc.
(a)
......... 341 51,525
AutoNation, Inc.
(a)
................... 8,328 848,373
Chico's FAS, Inc.
(a)
.................. 3,069 14,854
Conn's, Inc.
(a)(b)
.................... 12,193 86,326
Dick's Sporting Goods, Inc. ............ 12,840 1,343,578
Lithia Motors, Inc., Class A ............ 3,095 664,032
MarineMax , Inc.
(a)(b)
................. 7,492 223,187
Murphy USA, Inc. .................. 711 195,461
Shift Technologies, Inc., Class A
(a)
........ 13,287 9,302
Signet Jewelers Ltd.
(b)
................ 5,201 297,445
Urban Outfitters, Inc.
(a)
............... 1,263 24,818
Williams-Sonoma, Inc.
(b)
.............. 8,010 943,979
4,771,688
Technology Hardware, Storage & Peripherals — 0.7%
(a)
Pure Storage, Inc., Class A ............ 31,095 851,070
Super Micro Computer, Inc. ............ 2,101 115,702
966,772
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.
(a)
................ 3,890 149,532
Carter's, Inc.
(b)
..................... 3,251 213,038
Crocs, Inc.
(a)
...................... 5,033 345,566
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.
(b)
................ 1,873 $ 159,074
Under Armour , Inc., Class A
(a)
........... 20,222 134,476
1,001,686
Thrifts & Mortgage Finance — 1.9%
Essent Group Ltd. .................. 18,541 646,525
Federal Agricultural Mortgage Corp., Class C
(b)
11,199 1,110,269
Flagstar Bancorp, Inc. ............... 1,390 46,426
MGIC Investment Corp. .............. 18,748 240,349
New York Community Bancorp, Inc. ...... 41,665 355,402
NMI Holdings, Inc., Class A
(a)
........... 1,975 40,231
Radian Group, Inc. .................. 5,240 101,080
Western New England Bancorp, Inc. ...... 8,847 71,926
2,612,208
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc. ...... 5,064 520,478
GATX Corp.
(b)
..................... 819 69,738
MRC Global, Inc.
(a)
.................. 6,677 48,008
Rush Enterprises, Inc., Class A ......... 23,137 1,014,789
SiteOne Landscape Supply, Inc.
(a)
........ 1,164 121,219
Univar Solutions, Inc.
(a)
............... 6,371 144,876
Watsco , Inc.
(b)
..................... 909 234,031
2,153,139
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 115,521
Total Common Stocks — 99.2%
(Cost: $160,828,846) ............................. 134,605,127
Rights
Pharmaceuticals — 0.0%
Zogenix , Inc., CVR
(a)(c)
............... 1,527 1,038
Total Rights — 0.0%
(Cost: $1,038) ................................. 1,038
Total Long-Term Investments — 99.2%
(Cost: $160,829,884) ............................. 134,606,165
Short-Term Securities
Money Market Funds — 14.2%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 1,345,433 1,345,433
SL Liquidity Series, LLC, Money Market Series,
3.29%
(f)
....................... 17,900,435 17,900,435
Total Short-Term Securities — 14.2%
(Cost: $19,246,072) .............................. 19,245,868
Total Investments — 113.4%
(Cost: $180,075,956 ) ............................. 153,852,033
Liabilities in Excess of Other Assets — (13.4)% ........... (18,121,331)
Net Assets — 100.0% ..............................
$ 135,730,702

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,731,585 $ — $ (386,152)
(a)
$ — $ — $ 1,345,433 1,345,433 $ 9,361 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,552,962 9,347,146
(a)
— 336 (9) 17,900,435 17,900,435 31,831
(b)
—
$ 336 $ (9) $ 19,245,868 $ 41,192 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 8 12/16/22 $ 1,441 $ (117,895)
Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 134,605,127 $ — $ — $ 134,605,127
Rights ................................................ — — 1,038 1,038
Short-Term Securities
Money Market Funds ...................................... 1,345,433 — — 1,345,433
$ 135,950,560 $ — $ 1,038 $ 135,951,598

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 17,900,435
$ —
$ 153,852,033
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (117,895) $ — $ — $ (117,895)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.